Trade and Other Payables (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Trade payables	$ 19,060	$ 15,365
Accrued expenses	6,705	5,705
Accrued interest expense	23,277	26,270
Tax payable	9,032	7,676
Other payable	753	1,060
Professional fees payable	1,893	880
Related Parties (Note 20)	384	0
Deferred lease revenue	1,221	1,933
Total	$ 62,325	$ 58,889